MFS® Blended Research® Emerging Markets Equity Fund
MFS® Blended Research® Emerging Markets Equity Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 9 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Blended Research® Emerging Markets Equity Fund	A		T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		2.50%	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Blended Research® Emerging Markets Equity Fund		A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		2.30%	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%	2.30%	2.22%
Total Annual Fund Operating Expenses		3.30%	3.30%	4.05%	4.05%	3.05%	4.05%	3.55%	3.30%	3.05%	2.97%
Fee Reductions and/or Expense Reimbursements	[1]	(2.06%)	(2.06%)	(2.06%)	(2.06%)	(2.06%)	(2.06%)	(2.06%)	(2.06%)	(2.06%)	(2.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.24%	1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.24% of the class' average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.99% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.99% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.49% of the class' average daily net assets annually for Class R2 shares, and 0.95% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2018.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Blended Research® Emerging Markets Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	694	1,351	2,029	3,831
T	373	1,052	1,755	3,618
B	602	1,344	2,103	3,960
C	302	1,044	1,903	4,121
I	101	748	1,420	3,219
R1	202	1,044	1,903	4,121
R2	152	897	1,665	3,683
R3	126	823	1,543	3,454
R4	101	748	1,420	3,219
R6	97	728	1,384	3,146

Expense Example No Redemption - MFS® Blended Research® Emerging Markets Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	202	1,044	1,903	3,960
C	202	1,044	1,903	4,121

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Investment Objective and Policy

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by actively selecting potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments by systematically managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the MSCI Emerging Markets Index (the “Index”), which represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging market countries are countries whose financial and capital markets are in the development phase and include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. When MFS quantitative research is available but MFS fundamental research is not available, MFS considers the issuer to have a neutral fundamental rating.

MFS constructs the portfolio by considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Index.  Tracking error generally measures how the differences between the fund’s returns and the Index’s returns have varied over a period of time.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk:  Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Investment Strategy Risk:  There is no assurance that the fund’s predicted tracking error will equal its target predicted tracking error at any point in time or consistently for any period of time, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 2% compared to the Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk:  Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Focus Risk:  Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. Quantitative models may not produce the intended results due to the factors used in the models, the weight placed on each factor in the models, changing sources of market return or market risk, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2017, was 30.11%. During the period(s) shown in the bar chart, the highest quarterly return was 8.79% (for the calendar quarter ended September 30, 2016) and the lowest quarterly return was (2.67)% (for the calendar quarter ended December 31, 2016).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - MFS® Blended Research® Emerging Markets Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
T	T Shares Returns Before Taxes	11.55%	7.49%	Sep. 15, 2015
B	B Shares Returns Before Taxes	9.59%	5.78%	Sep. 15, 2015
C	C Shares Returns Before Taxes	12.47%	8.74%	Sep. 15, 2015
I	I Shares Returns Before Taxes	14.69%	9.88%	Sep. 15, 2015
R1	R1 Shares Returns Before Taxes	13.58%	8.80%	Sep. 15, 2015
R2	R2 Shares Returns Before Taxes	14.13%	9.34%	Sep. 15, 2015
R3	R3 Shares Returns Before Taxes	14.41%	9.60%	Sep. 15, 2015
R4	R4 Shares Returns Before Taxes	14.68%	9.87%	Sep. 15, 2015
R6	R6 Shares Returns Before Taxes	14.73%	9.91%	Sep. 15, 2015
A	A Shares Returns Before Taxes	7.85%	4.72%	Sep. 15, 2015
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	7.43%	4.24%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.62%	3.46%
MSCI Emerging Markets Index (net div)	Index Comparison (Reflects no deduction for fees, expenses, or taxes) MSCI Emerging Markets Index (net div)	11.19%	7.50%	Sep. 15, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.